Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Finished goods	2,742,092	3,676,409
Low-value consumables	8,297	14,829
	2,750,389	3,691,238

Schedule of amount of inventories recognized as an expense and included in profit or loss

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,879,212	4,290,874	9,074,490	11,492,275
(Reversal of write-down)/write-down of inventories	(19,850)	1,932	25,053	40,784
Cost of inventories recognized in consolidated statements of profit or loss	6,859,362	4,292,806	9,099,543	11,533,059